Income Taxes (Details Narrative)	4 Months Ended
Dec. 31, 2025 USD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 14,355
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carry forward	400
Income Tax Jurisdiction, Domestic State and Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carry forward	$ 400